20. BORROWINGS (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,966	$ 25,972	$ 7,993
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	36,039	17,034
Fixed interest rate | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,667	5,335
Fixed interest rate | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	550	536
Fixed interest rate | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	7,509	580
Fixed interest rate | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	23,313	10,583
Floating interest rates
Disclosure of detailed information about borrowings [line items]
Borrowings	5,711	8,287
Floating interest rates | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	594	4,918
Floating interest rates | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	610	207
Floating interest rates | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,561	3,162
Floating interest rates | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,946	0
Non interest accrual
Disclosure of detailed information about borrowings [line items]
Borrowings	1,216	651
Non interest accrual | Less than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	579	433
Non interest accrual | One to two years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	(5)
Non interest accrual | Two to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	530	223
Non interest accrual | Up to five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 107	$ 0